Promissory Note Payable (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 16, 2024	Dec. 31, 2024	Aug. 05, 2024
Promissory Note Payable
Promissory note		$ 0	$ 150,000
Debt converted	$ 150,000	$ 150,000